Write-Downs of Long-Lived Assets - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Office Building USD ($) Location	Mar. 31, 2011 Office Building JPY (¥)	Mar. 31, 2010 Office Building JPY (¥) Location	Mar. 31, 2009 Office Building JPY (¥) Location	Mar. 31, 2011 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2010 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2009 Condominiums Held for Sale JPY (¥) Location	Mar. 31, 2011 Condominiums JPY (¥) Location	Mar. 31, 2011 Commercial Facilities Other Than Office USD ($) Location	Mar. 31, 2011 Commercial Facilities Other Than Office JPY (¥)	Mar. 31, 2010 Commercial Facilities Other Than Office JPY (¥) Location	Mar. 31, 2011 Property, Plant and Equipment, Other Types USD ($)	Mar. 31, 2011 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2010 Property, Plant and Equipment, Other Types JPY (¥)	Mar. 31, 2009 Property, Plant and Equipment, Other Types JPY (¥)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment losses	$ 244	¥ 20,310	¥ 9,483	¥ 3,829	$ 30	¥ 2,464	¥ 1,025	¥ 3,590	¥ 1,353	¥ 2,451	¥ 156	¥ 2,758	$ 64	¥ 5,284	¥ 1,461	$ 102	¥ 8,451	¥ 4,546	¥ 83
Number of impaired assets					7	7	4	5	26	43	25	18	12	12	4
Write-downs of long-lived assets	$ 227	¥ 18,853	¥ 6,977	¥ 3,673
Number of impaired assets held for use								2
Number of impaired assets reclassified to held for use								3